Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expenses	$ 158	$ 295	$ 6,740	$ 588
Research & development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expenses	114	111	196	246
General & administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expenses	$ 44	$ 184	$ 6,544	$ 342